Acquisitions and disposals - Vodafone Egypt (Other matters) (Details) € in Millions			12 Months Ended
	Nov. 10, 2021 EUR (€) R / shares	Nov. 09, 2021	Mar. 31, 2022
Vodacom
Other matters
Proportion of ownership interest in subsidiary	65.10%	60.50%	60.50%
Vodafone Egypt
Other matters
Proportion of ownership interest in subsidiary			55.00%
Vodafone Egypt | Vodacom
Other matters
Ownership interest transferred (in percentage)	55.00%
Vodacom | Vodafone Egypt
Other matters
Consideration transferred, acquisition-date fair value	€ 2,365
Equity interest amount	€ 1,892
Equity shares transferred	242
Share price | R / shares	€ 135.75
Cash transferred	€ 473